SHARE-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Beginning balance (in shares)	1,977,480	1,879,308	1,919,628
Granted (in shares)	0	99,396	461,808
Exercised (in shares)	(500,924)	0	0
Forfeited (in shares)	(31,224)	(1,224)	(502,128)
Ending balance (in shares)	1,445,332	1,977,480	1,879,308
Weighted Average Exercise Price
Beginning balance (in usd per share)	$ 3.04	$ 2.73	$ 2.34
Granted (in usd per share)	0.00	8.86	3.66
Exercised (in usd per share)	1.46	0.00	0.00
Forfeited (in usd per share)	4.03	3.39	2.08
Ending balance (in usd per share)	$ 3.56	3.04	2.73
Options exercisable (in shares)	1,150,972
Options exercisable, weighted average exercise price (in usd per share)	$ 1.90
Options granted, weighted average grant date fair value (in usd per share)	0.00	$ 4.11	$ 1.67
Options forfeited, weighted average grant date fair value (in usd per share)	$ 1.84
Options outstanding, weighted average remaining contractual term	3 years 8 months 1 day	5 years 2 months 12 days	4 years 7 months 6 days
Options exercisable, weighted average remaining contractual term	2 years 8 months 9 days
Options outstanding, intrinsic value	$ 8.6	$ 21.8	$ 2.1
Options exercised, intrinsic value	4.0
Options exercisable, intrinsic value	$ 7.2